STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
WITH RESPECT TO PURCHASE OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH ENDING JULY 31, 2002

          PW TECHNOLOGY PARTNERS, L.P.

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                                                                          Approximate
                                                                         Asset Value or
                                                                         or approximate
                                                                         asset coverage            Name of
Date of each       Identification      Number of          Price per       per share at            Seller or of
transaction         of Security       Shares Purchased      Share        time of purhase        Seller's Broker
---------------------------------------------------------------------------------------------------------------------
July 5, 2002        LP Interest        $27,326,054          N/A           $705,703,000          UBS PaineWebber
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July 5, 2002        LP Interest          $275,106           N/A           $705,703,000          Salomon Smith Barney
---------------------------------------------------------------------------------------------------------------------
July 5, 2002        LP Interest          $71,031            N/A           $705,703,000          Morgan Stanley Dean
                                                                                                Witter
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July 5, 2002        LP Interest          $56,787            N/A           $705,703,000          AG Edwards
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July 5, 2002        LP Interest          $23,560            N/A           $705,703,000          Prudential
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July 5, 2002        LP Interest          $15,431            N/A           $705,703,000          Raymond James
---------------------------------------------------------------------------------------------------------------------
July 5, 2002        LP Interest          $22,517            N/A           $705,703,000          Ronald Herzlinger
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Remarks: The Registrant does not issue shares. Number of Shares Purchased represents the total value of LP Interests Purchased.

PW Technology Partners, L.P.

          Name of Registrant

By: /s/ Michael Mascis

          Name

Authorized Person

          (Title)

Date of Statement: August 5, 2002